Overview: (Details) $ in Thousands					5 Months Ended	12 Months Ended
	May 25, 2018 MXN ($)	May 30, 2017 MXN ($)	May 26, 2017 MXN ($)	May 25, 2017	May 26, 2017 MXN ($)	Dec. 31, 2019 MXN ($) location	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Oct. 19, 2017 MXN ($)
Disclosure of business combinations line items
Number of airports | location						9
Agreement term						50 years
Cancellation of the effect foreign currency translation in the joint venture								$ 655,515
Gain in business combinations								7,029,200
Other comprehensive income, net of tax, exchange differences on translation						$ (588,575)	$ 116,059	315,021
Commercial right's								6,053,820
Deferred income tax								605,382
Amortization commerical rights						$ 172,020	179,199	98,780
Minimum
Disclosure of business combinations line items
Period of materialization						1 year
Maximum
Disclosure of business combinations line items
Period of materialization						17 years
Aerostar
Disclosure of business combinations line items
Proportion of ownership interest in joint venture				50.00%
Other comprehensive income, net of tax, exchange differences on translation					$ (475,233)
Aerostar
Disclosure of business combinations line items
Share capital		$ 7,877,756
Carrying value of investments		2,353,040
Gain in business combinations		5,524,716
Other comprehensive income, net of tax, exchange differences on translation						$ (229,314)	$ (5,772)	254,110
Goodwill expected to be deductible for tax purposes		5,606,265
Non-controlling interest		$ 6,302,205
Business combination pro forma revenue								1,549,099
Business combination pro forma net income								127,042
Cash paid			$ 726,628		726,628
Previous benefit acquired by departure of the previous shareholder			$ 848,923		$ 848,923
Airplan
Disclosure of business combinations line items
Number of airports | location						6
Proportion of interest acquired									92.42%
Goodwill expected to be deductible for tax purposes									$ 1,474,955
Non-controlling interest									$ 310,827
Business combination pro forma revenue								2,640,493
Business combination pro forma net income								$ 231,130
Investing public
Disclosure of business combinations line items
Proportion of interest acquired						66.54%
ITA
Disclosure of business combinations line items
Proportion of interest in subsidiary						12.31%
Proportion of interest acquired						7.65%
Agrupacin Aeroportuaria Internacional
Disclosure of business combinations line items
Proportion of interest acquired						13.51%
Remer Soluciones a la Inversion
Disclosure of business combinations line items
Proportion of interest acquired						12.31%
Aeropuerto de Cancun
Disclosure of business combinations line items
Proportion of interest in subsidiary						100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Agreement term			40 years
Proportion of interest in subsidiary			60.00%
Proportion of interest acquired			10.00%		10.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary	100.00%
Proportion of interest acquired	7.58%
Non-controlling interest	$ 327,003